Significant Agreements - Intangible asset activity (Details) $ in Thousands, € in Millions	1 Months Ended				6 Months Ended		9 Months Ended			12 Months Ended
	Oct. 31, 2020 USD ($) shares	Oct. 31, 2020 EUR (€) shares	Jun. 30, 2019 USD ($)	Jun. 30, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Sep. 30, 2021 USD ($) shares	Sep. 30, 2021 EUR (€) shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Schedule of Equity Method Investments [Line Items]
Intangible asset at relative fair value												$ 15,564
Adjustment to record deferred tax liability						$ 5,783
Intangible asset, beginning balance					$ 21,347		$ 17,947		$ 20,214	$ 20,214
Amortization expense					(1,133)		(1,700)		(1,700)	(2,267)	$ (1,133)
Intangible asset, ending balance			$ 21,347		20,214	21,347	16,247			17,947	20,214
Deferred tax asset					3,040				3,000		3,040
Initially allocated value of equity-method investment						1,810	1,810		0	0	1,810
Deferred tax asset generated by book-to-tax difference (see Note 17)											3,040
Adjustment to carrying value of equity-method investment										2,063	(5,653)
Deferred credit											(1,230)
Provision for income taxes							17		2,236	2,039	(5,404)
Other long-term liabilities					10,361		5,202			11,729	10,361
Carrying value of warrant liability for redeemable convertible preferred stock										5,973
Additional paid in capital recorded										4,322
Fair value of common stock warrants, net of cash consideration paid of $10										4,312
Fair value of contingent call option granted to One shareholders										1,494
Other Nonoperating Income							1,032		3,631	6,000	1,132
Gain on warrant liability extinguishment										167
Fair value of common stock warrants, cash consideration paid										10
One
Schedule of Equity Method Investments [Line Items]
Intangible asset at relative fair value			15,564
Adjustment to record deferred tax liability			5,783							5,800	5,800
Intangible asset, beginning balance					21,347		17,947		$ 20,214	20,214
Amortization expense					(1,133)		(1,700)			(2,267)
Intangible asset, ending balance			21,347		20,214	$ 21,347	16,247			17,947	20,214
Initially allocated value of equity-method investment					1,810
Deferred tax asset generated by book-to-tax difference (see Note 17)										3,100
Adjustment to carrying value of equity-method investment										1,800
Deferred credit										1,200
Deferred tax asset wrote-off generated by the book-to-tax difference										1,200
Deferred credit wrote-off										3,000
Provision for income taxes										$ 1,800
Consideration upon achievement of future commercial milestones	$ 8,000	€ 6.5	$ 6,700	€ 5.5
Commercial milestones, cumulative net sales for weight loss product		€ 2.0					$ 2,000,000
Warrants granted to purchase upon achievement of future commercial milestones (in shares) | shares	522,009	522,009					522,009	522,009
Percent of ownership, contingent call option to buy back	10.00%	10.00%					10.00%	10.00%		10.00%
Call option exercise price	$ 7,400	€ 6.0					$ 7,000	€ 6.0		$ 1,500
Fair value of warrant liability for redeemable convertible preferred stock										6,000
Other long-term liabilities					$ 5,300					5,900	$ 5,300
Carrying value of warrant liability for redeemable convertible preferred stock										5,800
Fair value of common stock warrants, net of cash consideration paid of $10										200
Fair value of contingent call option granted to One shareholders							1,500
Gain on warrant liability extinguishment										$ 200
Fair value of common stock warrants, cash consideration paid							4,300
The 2019 One Amendment
Schedule of Equity Method Investments [Line Items]
Consideration upon achievement of future commercial milestones							6,400	5.5
The 2020 One Amendment
Schedule of Equity Method Investments [Line Items]
Consideration upon achievement of future commercial milestones							$ 7,500	€ 6.5